INCOME TAX EXPENSES - Schedule of Deferred Income Tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 10,037,738	$ 2,934,863
Deferred tax liabilities	(116,637,148)	(105,606,461)
Total net deferred tax liabilities	(106,599,410)	(102,671,598)
Tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	10,387,206	15,159,150
Valuation allowance of tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	4,137,345	13,982,670
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	504,358	16,370
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,071,727	918,897
Salaries and social security contributions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	307,325	178,670
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	338,199	428,218
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	566,268	216,228
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(100,938,571)	(92,302,691)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(14,854,114)	(9,741,243)
Taxes payable (tax inflation adjustment)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(648,759)	(3,374,191)
Borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(194,128)	(89,222)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (1,576)	$ (99,114)